      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 26, 1999

                                                       REGISTRATION NO. 33-49353
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 6
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--30

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY         MICHAEL KOCHMANN
      P.O. BOX 9051          1200 HARBOR BLVD.        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

   LEE B. SPENCER, JR.          COPIES TO:           DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA     PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292              ESQ.                TWO WORLD TRADE
                           450 LEXINGTON AVENUE      CENTER--59TH FLOOR
                            NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 16, 1999.

Check box if it is proposed that this filing will become effective on June 4, 1999 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES--30
                              (A UNIT INVESTMENT TRUST)
                              O   GEORGIA, NORTH CAROLINA AND OHIO PORTFOLIOS
                              O   PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                              O   DESIGNED FOR FEDERALLY TAX-FREE INCOME
                              O   EXEMPT FROM SOME STATE TAXES
                              O   MONTHLY DISTRIBUTIONS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
Incorporated                   The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated June 4, 1999.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF FEBRUARY 28, 1999, THE EVALUATION DATE.


CONTENTS
                                                                PAGE
                                                          -----------
Georgia Portfolio--
   Risk/Return Summary..................................           3
North Carolina Portfolio-- Risk/Return Summary..........           6
Ohio Insured Portfolio--Risk/Return Summary.............           9
What You Can Expect From Your Investment................          13
   Monthly Income.......................................          13
   Return Figures.......................................          13
   Records and Reports..................................          13
The Risks You Face......................................          14
   Interest Rate Risk...................................          14
   Call Risk............................................          14
   Reduced Diversification Risk.........................          14
   Liquidity Risk.......................................          14
   Concentration Risk...................................          14
   State Concentration Risk.............................          16
   Bond Quality Risk....................................          18
   Insurance Related Risk...............................          18
   Litigation and Legislation Risks.....................          18
Selling or Exchanging Units.............................          18
   Sponsors' Secondary Market...........................          19
   Selling Units to the Trustee.........................          19
   Exchange Option......................................          19
How The Fund Works......................................          20
   Pricing..............................................          20
   Evaluations..........................................          20
   Income...............................................          20
   Expenses.............................................          20
   Portfolio Changes....................................          21
   Fund Termination.....................................          21
   Certificates.........................................          21
   Trust Indenture......................................          22
   Legal Opinion........................................          22
   Auditors.............................................          23
   Sponsors.............................................          23
   Trustee..............................................          23
   Underwriters' and Sponsors' Profits                            23
   Public Distribution..................................          23
   Code of Ethics.......................................          23
   Year 2000 Issues.....................................          24
Taxes...................................................          24
Supplemental Information................................          24
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

GEORGIA PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,955,000.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 25% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                           11%
/ / Municipal Water/Sewer Utilities                   32%
/ / Refunded Bonds                                     8%
/ / State/Local Government Supported                  33%
/ / Municipal Electric Utilities                      16%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in municipal water/sewer utility and state/local government supported bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF GEORGIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO GEORGIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.
       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.50
           Annual Income per unit:                           $   54.09
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.38
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.43
           Evaluator's Fee
                                                     $    0.36
           Other Operating Expenses
                                                    -----------
                                                     $    1.87
           TOTAL



           The Sponsors historically paid updating expenses.
       7.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.
       8.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                    $1,081.76
           (as of February 28, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

       9.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.
      10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Georgia state and local personal income taxes if you live in Georgia.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

      11.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment. EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NORTH CAROLINA PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $3,350,000.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 30% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            10%
/ / Hospital/Health Care                               39%
/ / Refunded Bonds                                     21%
/ / Municipal Electric Utilities                       30%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care and municipal electric utility bonds, adverse developments in these sectors may affect the value of your units.
        o  Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost
           because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NORTH CAROLINA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NORTH CAROLINA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.
       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.54
           Annual Income per unit:                           $   54.58
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.38
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.39
           Evaluator's Fee
                                                     $    0.32
           Other Operating Expenses
                                                    -----------
                                                     $    1.79
           TOTAL



           The Sponsors historically paid updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior North Carolina Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior North Carolina Series were offered between August 11, 1988 and June 23, 1994 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            3.49%        6.82%        6.58%        8.02%
Average         2.45         5.36         4.79         6.32
Low             0.46         4.49         3.28         5.42
---------------------------------------------------------------



Average
Sales fee         2.32%       4.72%


-

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,062.08
           (as of February 28, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some North Carolina state and local personal income taxes if you live in North Carolina.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

OHIO INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $3,020,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 31%
/ / Hospitals/Health Care                              17%
/ / Lease Rental Appropriation                         14%
/ / Municipal Water/Sewer Utilities                    32%
/ / Municipal Electric Utilities                       6%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in general obligation and municipal water/sewer utility bonds, adverse developments in these sectors may affect the value of your units.
        o  Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost
           because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF OHIO SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO OHIO WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.52
           Annual Income per unit:                           $   54.33
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.38
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.42
           Evaluator's Fee
                                                     $    0.37
           Other Operating Expenses
                                                    -----------
                                                     $    1.87
           TOTAL



           The Sponsors historically paid updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Ohio Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Ohio Series were offered between September 22, 1988 and September 13, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            3.25%        6.88%        7.87%        8.09%
Average         2.12         5.39         5.14         6.48
Low             0.03         4.39         3.30         5.23
---------------------------------------------------------------



Average
Sales fee         3.01%       5.37%


-------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,073.36
           (as of February 28, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Ohio state and local personal income taxes if you live in Ohio.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                             FOR GEORGIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


       0- 25,750  $      0- 43,050  20.10     5.01   5.63     6.26   6.88     7.51   8.14     8.76   9.39
$ 25,751- 62,450  $ 43,051-104,050  32.32     5.91   6.65     7.39   8.13     8.87   9.60    10.34  11.06
$ 62,451-130,250  $104,051-158,550  35.14     6.17   6.94     7.71   8.48     9.25  10.02    10.79  11.56
$130,251-283,150  $158,551-283,150  39.84     6.65   7.48     8.31   9.14     9.97  10.80    11.64  12.47
OVER $283,151        OVER $283,151  43.22     7.05   7.93     8.81   9.69    10.57  11.45    12.33  13.21


                          FOR NORTH CAROLINA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


       0- 25,350  $      0- 42,350  20.95     3.80   4.43     5.05   5.89     6.38   6.96     7.69   8.22
$ 25,350- 81,400  $ 42,350-102,300  33.58     4.52   5.27     6.02   6.78     7.53   8.28     9.03   9.79
$ 81,400-128,100  $102,300-155,950  36.35     4.71   5.60     6.28   7.07     7.88   8.04     9.43  10.21
$128,100-278,450  $155,950-278,450  40.96     5.08   5.93     6.78   7.62     8.47   9.32    10.16  11.01
OVER $278,450        OVER $278,450  44.28     5.38   6.28     7.18   8.08     8.97   9.87    10.77  11.67


                               FOR OHIO RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


                  $      0- 43,050  19.01     4.94   5.56     6.17   6.79     7.41   8.03     8.64   9.26    9.88
$      0- 25,750                    18.43     4.90   5.52     6.13   6.74     7.36   7.97     8.58   9.20    9.81
                  $ 43,051-104,050  32.50     5.93   6.67     7.41   8.15     8.89   9.63    10.37  11.11   11.85
$ 25,751- 62,450                    31.39     5.83   6.56     7.29   8.02     8.75   9.47    10.20  10.93   11.66
$ 62,451-130,250  $104,051-158,550  35.32     6.18   6.96     7.73   8.50     9.28  10.05    10.82  11.59   12.37
$130,251-283,150  $158,551-283,150  40.35     6.71   7.54     8.38   9.22    10.06  10.90    11.74  12.57   13.41
OVER $283,151        OVER $283,151  43.71     7.11   7.99     8.88   9.77    10.66  11.55    12.43  13.32   14.21


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
   o it no longer needs the money for the original purpose;
   o the project is condemned or sold;
   o the project is destroyed and insurance proceeds are used to redeem the bonds;
   o any related credit support expires and is not replaced; or
   o interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Georgia Portfolio's concentration in state/local government supported bonds:
   o state/local government supported bonds are ultimately guaranteed or supported on a continuous basis by a state or local government having taxing power;
   o but the taxing power of any state/local government may be limited by provisions of the state constitution or laws as well as political and economic considerations;
   o a state or local government's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Here is what you should know about the North Carolina Portfolio's concentration in hospital and health care bonds.

   o payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
   o hospitals face increasing competition resulting from hospital mergers and affiliations;
   o hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
   o hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
   o many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
   o Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
   o most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Ohio Portfolio's concentration in general obligation bonds.
   o general obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power;
   o but the taxing power of any government issuer may be limited by provisions of the state constitution or laws as well as political considerations; and
   o an issuer's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Here is what you should know about the Georgia and Ohio Portfolios' concentrations in municipal water and sewer revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
   o increases in operating and construction costs; and
   o unpredicability of future usage requirements.

Here is what you should know about the North Carolina Portfolio's concentration in municipal electric utility revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
   o increases in operating and construction costs;
   o the costs and availability of fuel;
   o unpredicability of future usage requirements; and
   o the risks associated with the nuclear industry.

There has been an increase in competition in the electric utility industry. The effect of this competition has been to induce municipal utilities to keep their rates as low as possible. Municipal electric utilities may, therefore, be unable to increase rates to recover their investment in generating plant.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

GEORGIA RISKS

Generally

Economic activity and employment in Georgia have remained high since the 1996 Olympic Games in Atlanta. According to the State's chief economist, Georgia's economy continues to outpace the national economy, driven by strong performance in the service and retail sectors:

   o State revenue in fiscal 1997 increased 6.62% over the prior year, to $11.9 billion.

   o State revenue was expected to grow by 4.5% or more during fiscal 1998, with similar growth through fiscal 1999. In fact, actual revenue collections in the first half of fiscal 1998 were up by 5.9%, and are expected to be up approximately 5.3% for the year.

   o Continuing population growth is expected to further boost the State's economy, especially the retail sector. The state's population has grown faster than that of any state outside the Rocky Mountain region, at about twice the national rate.

   o Civilian unemployment in the state was 4.4% as of May 1997. Metropolitan Atlanta, which accounts for about 46% of the state's population, has for some time had a lower unemployment rate than the state as a whole.

   o The most important sources of employment in Georgia are services, wholesale and retail trade, manufacturing, government and transportation.

However, certain other factors affect the state's economy as well. For example, Georgia has numerous military bases, so defense cutbacks could hurt employment levels throughout the state.

State Government

The State has implemented certain changes to its tax system, which will affect its budgets and its revenue base. For example:

   o In 1996 the State voted to phase out its sales tax on groceries over four years. It is estimated that the change will cost the state $152 million in lost revenues in 1998, followed by $129 million in 1999 and $44 million each year in 2000 and 2001.

   o The State plans to offset lost revenues by cutting excess jobs, privatizing certain State activities and otherwise eliminating inefficiencies in the State government.

   o In 1998, the State passed a $205 million cut in income taxes, which will take effect in 1999. The State plans to use some of its 1998 surplus of $715 million to offset the tax cut.

   o In 1997, income tax receipts accounted for about 46% of the State's total tax revenues, with sales tax receipts representing about 36.4%

Under Georgia law, most long-term debt issued by the State or its agencies, or by local governments, must be validated and confirmed in a judicial proceeding before it is issued. The judicial proceeding insures the validity of the bond issue.

Georgia's general obligation bonds are currently rated Aaa by Moody's, AAA by Fitch and AAA by Standard & Poor's. However, economic or political conditions could change, so these ratings may change. Also, particular bond issues can be hurt by economic, political or other conditions that do not affect these ratings.

NORTH CAROLINA RISKS

Generally

North Carolina has seen significant growth over the past 25 years, including increases in population, labor force, and per capita income. It has become the tenth most populous state, and has had an unemployment rate below the national average for several years. Nonetheless, it remains primarily a rural state.

North Carolina's economy consists of a combination of industry, agriculture and tourism:

   o the state ranked eleventh nationally in non-agricultural employment and eighth in manufacturing employment in 1998;

   o the state also ranked seventh nationally in gross agricultural income in 1997;

   o the state's agriculture industry is the third most diversified in the country, which has protected farm income from some of the wide swings that have been seen in other states; and

   o the number of farms in the state has been decreasing, but the state's agribusiness sector, such as processing of farm products, and farm inputs such as fertilizer and farm machinery remains strong.

State and Local Government

The state constitution requires a balanced budget.

During the recession of the late 1980s and early 1990s, the state spent nearly all of its retained surplus, imposed new taxes and cut spending to avoid a budget deficit. These actions helped maintain the state's credit rating, but at the cost of reduced spending on infrastructure and social development projects. Since then, the state has seen an economic recovery, and state revenues have increased faster than expected. As a result, the state has lowered some taxes, including the corporate income tax and the food tax.

Most of the North Carolina bonds in the Trust will not be general obligation bonds of the state. Instead, they will be revenue bonds repaid from the proceeds of certain revenue-producing governmental activities or revenues generated by private entities. Therefore, they are subject to certain risks that are different from the general economic risks facing the state. Also, the Trust is concentrated in North Carolina bonds, which creates additional risk based on lack of diversification.

The state's general obligations are rated Aaa by Moody's and AAA by Standard & Poor's.

OHIO RISKS

Generally

Overall, Ohio's economy is more cyclical than non-industrial states and the nation as a whole:

   o manufacturing (including auto-related manufacturing) is an important part of Ohio's economy.

   o agriculture and related industries are also very important.

   o recent employment growth has been in non-manufacturing areas.

State Government

The Ohio general revenue fund for the current two-year period calls for expenditures of over $36 billion:

   o because general fund receipts and payments do not match exactly, temporary cash-flow deficiencies occur throughout the year. Ohio law permits the state government to manage this problem by permitting the adjustment of payment schedules and the use of the total operating fund.

   o Ohio's general obligation bonds are currently rated Aa1 by Moody's; AA+ by Standard & Poor's (except for the State's highway bonds which Standard &
     Poor's rates AAA). Fitch rates Ohio's general obligation bonds and its highway bonds AA+. Other bonds issued by other State agencies may have lower ratings. Any of these ratings may be changed.

   o Ohio voters have authorized the State to incur debt to which taxes or excises are pledged for payment.

Education Financing

In 1997, the Ohio Supreme Court found major aspects of the State's school funding system to be unconstitutional. The Court ruled that, although property taxes can play a role in school financing, they can no longer be the primary means of school financing. The Court stayed its ruling to allow the State to devise a system that complied with the State's constitution. During that stay, repayment provisions of certain bonds issued for school funding will remain valid.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or
   o exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;

   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and federal alternative minimum tax. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

INCOME OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term if you held it for one year or less. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

GEORGIA TAXES

In the opinion of King & Spalding, Atlanta, Georgia, special counsel on Georgia tax matters:

Under the income tax laws of the State of Georgia, the Georgia Trust will not be taxed as a corporation, and the income received by the Georgia Trust will be treated as if received on a pro rata basis by the Holders of interests in the Georgia Trust. Thus, interest income received by the Georgia Trust on bonds whose interest qualifies for Georgia income tax exemption will be exempt from Georgia income taxes when received by the Georgia Trust and distributed to the Holders. On the other hand, gains and losses upon the redemption of bonds or the sale of interests in the Georgia Trust generally will be taken into account for Georgia income tax purposes, regardless of the status of the bonds. You should consult your tax adviser in this regard concerning the application of Georgia taxes to your investment in the Georgia Trust.

NORTH CAROLINA TAXES

In the opinion of Hunton & Williams, Raleigh, North Carolina, special counsel on North Carolina tax matters:

The North Carolina Trust will not be taxed as a corporation under the current income tax laws of North Carolina. Therefore, if you are a North Carolina taxpayer your interest income from the North Carolina Trust will be exempt from North Carolina income tax to the extent that income is earned on bonds or other obligations held by the Trust that are exempt from North Carolina income tax. However, gains on the sale of bonds or other obligations by the North Carolina Trust or on the sale of your units will be subject to North Carolina income tax, unless the gain from the sale of such bonds or other obligation is expressly exempt from income tax under North Carolina law. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Trust.

OHIO TAXES

In the opinion of Vorys, Sater, Seymour and Pease LLP, Columbus, Ohio, special counsel on Ohio tax matters:

Under the laws of the State of Ohio, the Ohio Trust will not be subject to the Ohio corporation franchise tax or the Ohio tax on dealers in intangibles. If you are an Ohio taxpayer, your interest income from the Ohio Trust will be exempt from Ohio personal income taxes and Ohio corporation franchise taxes to the extent it relates to bonds held by the Ohio Trust that are exempt from taxation under Ohio law. However, any gains and losses which must be recognized for federal income tax purposes (whether upon the sale of your units in the Ohio Trust or upon the sale of bonds by the Ohio Trust) also must be recognized for Ohio personal income and corporation franchise tax purposes, except to the extent the gains and losses are attributable to the sale of bonds by the Ohio Trust that are exempt from such taxation under Ohio law. Your interest income and your gains and losses generally are not subject to municipal income taxation in Ohio. You should consult your tax adviser concerning the application of Ohio taxes to you in connection with your investment in the Ohio Trust.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 30 (GEORGIA, NORTH CAROLINA AND OHIO TRUSTS)

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Defined Asset Funds - Municipal Investment Trust Fund, Multistate Series - 30 (Georgia, North Carolina and Ohio Trusts):

          We have audited the accompanying statements of condition of Defined Asset Funds - Municipal Investment Trust Fund,
          Multistate Series - 30 (Georgia, North Carolina and Ohio Trusts), including the portfolios, as of February 28, 1999 and the related statements of operations and of changes in net assets for the years ended February 28, 1999, 1998 and 1997. These financial statements are the responsibility of the Trustee.
          Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at February 28, 1999, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation.
          We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal Investment Trust Fund, Multistate Series - 30 (Georgia, North, Carolina and Ohio Trusts) at February 28, 1999 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.




          DELOITTE & TOUCHE LLP

          New York, N.Y.
          April 6, 1999

                                                D - 1.


     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 30 (GEORGIA TRUST)

     STATEMENT OF CONDITION
     As of February 28, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
 20     at value (cost $ 2,917,193 )(Note 1).........                                                 $ 3,146,755
 36  Accrued interest ...............................                                                      40,354
 32  Cash - income ..................................                                                      13,404
 34  Cash - principal ...............................                                                          14
                                                                                                        -----------
 40    Total trust property .........................                                                   3,200,527


     LESS LIABILITIES:
 50  Income advance from Trustee.....................                                 $    17,195
143  Accrued Sponsors' fees .........................                                         187          17,382
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
 80  2,972 units of fractional undivided
 80     interest outstanding (Note 3)................                                   3,146,769

105  Undistributed net investment income ............                                      36,376     $ 3,183,145
                                                                                        -----------     ===========

130UNIT VALUE ($ 3,183,145 / 2,972 units )...........                                                 $  1,071.04
                                                                                                        ===========




                                         See Notes to Financial Statements.






                                                            D - 2.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 30 (GEORGIA TRUST)

     STATEMENTS OF OPERATIONS

                                                                        Years Ended February 28,
                                                                        1999              1998              1997
                                                                        ----              ----              ----

     INVESTMENT INCOME:
 10  Interest income ........................                     $   167,784       $   184,713       $   184,964
 20  Trustee's fees and expenses ............                          (4,603)           (5,345)           (5,002)
 30  Sponsors' fees .........................                          (1,187)           (1,196)           (1,175)
                                                                    ------------------------------------------------
 40  Net investment income ..................                         161,994           178,172           178,787
                                                                    ------------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
 50    securities sold or redeemed ..........                          12,006             2,818
       Unrealized appreciation (depreciation)
 60    of investments .......................                          29,098           152,203            (5,098)
                                                                    ------------------------------------------------
       Net realized and unrealized
 70    gain (loss) on investments ...........                          41,104           155,021            (5,098)
                                                                    ------------------------------------------------

     NET INCREASE IN NET ASSETS
 80  RESULTING FROM OPERATIONS ..............                     $   203,098       $   333,193       $   173,689
                                                                    ================================================


                                    See Notes to Financial Statements.


                                                             D - 3.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 30 (GEORGIA TRUST)

     STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Years Ended February 28,
                                                                        1999              1998              1997
                                                                        ----              ----              ----

     OPERATIONS:
 10  Net investment income ..................                     $   161,994       $   178,172       $   178,787
       Realized gain on
 20    securities sold or redeemed ..........                          12,006             2,818
       Unrealized appreciation (depreciation)
 30    of investments .......................                          29,098           152,203            (5,098)
                                                                    ------------------------------------------------
       Net increase in net assets
 40    resulting from operations ............                         203,098           333,193           173,689
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
 50  Income  ................................                        (162,025)         (178,290)         (178,747)
 60  Principal ..............................                         (24,396)
                                                                    ------------------------------------------------
 70  Total distributions ....................                        (186,421)         (178,290)         (178,747)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS :
 82  Redemption amounts - income ............                          (3,229)             (383)
 83  Redemption amounts - principal .........                        (267,678)          (38,376)
                                                                    ------------------------------------------------
 84  Total share transactions ...............                        (270,907)          (38,759)
                                                                    ------------------------------------------------

 90NET (DECREASE) INCREASE IN NET ASSETS ....                        (254,230)          116,144            (5,058)

100NET ASSETS AT BEGINNING OF YEAR ..........                       3,437,375         3,321,231         3,326,289
                                                                    ------------------------------------------------
110NET ASSETS AT END OF YEAR ................                     $ 3,183,145       $ 3,437,375       $ 3,321,231
================================================
     PER UNIT:
       Income distributions during
120    year .................................                     $     54.14       $     54.69       $     54.78
================================================
       Principal distributions during
130    year .................................                     $      8.08
                                                                    ===================
       Net asset value at end of
140    year .................................                     $  1,071.04       $  1,065.19       $  1,017.85
================================================
     TRUST UNITS:
 83  Redeemed during year ...................                             255                36
150  Outstanding at end of year .............                           2,972             3,227             3,263
================================================

                                        See Notes to Financial Statements.

                                                      D - 4.

          DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES 30 (GEORGIA TRUST)

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL


  8     Original Units and Unit Cost at Date of Deposit ...........                        3,300       3,425,109
 10     Cost of 2,972 units at Date of Deposit .....................                                  $ 3,084,674
 20     Less sales charge ..........................................                                      138,822
                                                                                                        -----------
 25     Net amount applicable to Holders ...........................                    991.2018843   2,945,852
 31     Redemptions of units - net cost of 328 units redeemed
143       less redemption amounts (principal).......................                                      (19,195)
 40     Realized gain on securities sold or redeemed ...............                                       15,794
 50     Principal distributions ....................................                                      (25,244)
 70     Unrealized appreciation of investments......................                                      229,562
                                                                                                        -----------

 80     Net capital applicable to Holders ..........................                                  $ 3,146,769
                                                                                                        ===========


     4.   INCOME TAXES

     As of February 28, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $229,562, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,917,193 at February 28, 1999.

                                                      D - 5.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 30 (GEORGIA TRUST)

     PORTFOLIO
     As of February 28, 1999




                                               Rating                             PE VER C.     Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------



   1 Downtown Smyrna Dev. Auth., GA, Rev.       AA-     $   475,000     5.500 %      2012      02/01/03     $   466,759 $   505,034
     Rfdg. Bonds, Ser. 1993                                  261174CH7                       @  102.000

   2 Downtown Dev. Auth., GA, The City of       AA          500,000     6.250        2012      10/01/02         520,840     547,055
     Atlanta, Rfdg. Rev. Bonds (Underground                  047804AJ8                       @  102.000
     Atlanta Proj.), Ser. 1992

   3 Municipal Elec. Auth., GA, Pwr. Rev.       A           460,000     5.500        2020      None             441,600     481,602
     Bonds, Ser. 1992 Z                                      373540X32

   4 Fayette Cnty., GA, Water Rev. Bonds,       AAA         235,000     6.200        2022(5)   10/01/02         245,831     259,400
     Ser. 1992 B (Financial Guaranty Ins.)                    312245FJ7                       @  102.000
     (4)

   5 City of Gainesville, GA, W & S Rfdg.       AAA         500,000     5.250        2010      None             480,505     540,940
     Rev. Bonds, Ser. 1993                                   363010TE9
     (Financial Guaranty Ins.) (4)

   6 City of LaGrange, GA, W & S Rev. Rfdg.     A3(m)       460,000     5.250        2012      01/01/03         438,835     475,865
     Bonds, Ser. 1993                                        503192FS0                       @  102.000

   7 Puerto Rico Hwy. and Trans. Auth., Hwy.    A           325,000     5.750        2018      07/01/02         322,823     336,859
     Rev. Rfdg. Bonds, Ser. V                                745181AY3                       @  100.000

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,955,000                                         $ 2,917,193 $ 3,146,755
                                                          =========                                           =========   =========

                                                                         See Notes to Portfolio on page D - 17.




                                     D - 6.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 30 (NORTH CAROLINA TRUST)

     STATEMENT OF CONDITION
     As of February 28, 1999


     TRUST PROPERTY:
       Investment in marketable securities -
 20     at value (cost $ 3,296,000 )(Note 1).........                                                 $ 3,482,608
 36  Accrued interest ...............................                                                      35,097
 32  Cash - income ..................................                                                      15,243
                                                                                                        -----------
 40    Total trust property .........................                                                   3,532,948

     LESS LIABILITIES:
 50  Income advance from Trustee.....................                                 $     9,060
143  Accrued Sponsors' fees .........................                                         212           9,272
                                                                                        -----------     -----------

     NET ASSETS, REPRESENTED BY:
 80  3,350 units of fractional undivided
 80     interest outstanding (Note 3)................                                   3,482,608

105  Undistributed net investment income ............                                      41,068     $ 3,523,676
                                                                                        -----------     ===========

130UNIT VALUE ($ 3,523,676 / 3,350 units )...........                                                 $  1,051.84
                                                                                                        ===========


                                        See Notes to Financial Statements.

                                                                    D - 7.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 30 (NORTH CAROLINA TRUST)

     STATEMENTS OF OPERATIONS

                                                                        Years Ended February 28,
                                                                        1999              1998              1997
                                                                        ----              ----              ----

     INVESTMENT INCOME:
 10  Interest income ........................                     $   188,875       $   188,875       $   188,875
 20  Trustee's fees and expenses ............                          (4,876)           (5,439)           (5,132)
 30  Sponsors' fees .........................                          (1,261)           (1,228)           (1,206)
                                                                    ------------------------------------------------
 40  Net investment income ..................                         182,738           182,208           182,537

       UNREALIZED APPRECIATION (DEPRECIATION)
 60  OF INVESTMENTS .........................                          47,024           173,645           (18,601)
                                                                    ------------------------------------------------

     NET INCREASE IN NET ASSETS
 80  RESULTING FROM OPERATIONS ..............                     $   229,762       $   355,853       $   163,936
                                                                    ================================================



                                     See Notes to Financial Statements.


                                                      D -  8.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 30 (NORTH CAROLINA TRUST)

     STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Years Ended February 28,
                                                                        1999              1998              1997
                                                                        ----              ----              ----

     OPERATIONS:
 10  Net investment income ..................                     $   182,738       $   182,208       $   182,537
       Unrealized appreciation (depreciation)
 30    of investments .......................                          47,024           173,645           (18,601)
                                                                    ------------------------------------------------
       Net increase in net assets
 40    resulting from operations ............                         229,762           355,853           163,936

     INCOME DISTRIBUTIONS TO
 50   HOLDERS (Note 2).......................                        (182,709)         (182,240)         (182,542)
                                                                    ------------------------------------------------

 90NET INCREASE (DECREASE) IN NET ASSETS ....                          47,053           173,613           (18,606)

100NET ASSETS AT BEGINNING OF YEAR ..........                       3,476,623         3,303,010         3,321,616
                                                                    ------------------------------------------------
110NET ASSETS AT END OF YEAR ................                     $ 3,523,676       $ 3,476,623       $ 3,303,010
                                                                    ================================================
     PER UNIT:
       Income distributions during
120    year .................................                     $     54.54       $     54.40       $     54.49
                                                                    ================================================
       Net asset value at end of
140    year .................................                     $  1,051.84       $  1,037.80       $    985.97
                                                                    ================================================
     TRUST UNITS:
150  Outstanding at end of year .............                           3,350             3,350             3,350
                                                                    ================================================


                             See Notes to Financial Statements.



                                                      D -  9.

          DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES 30 (NORTH CAROLINA TRUST)

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL


  8     Original Units and Unit Cost at Date of Deposit ...........                        3,350       3,451,306
 10     Cost of 3,350 units at Date of Deposit .....................                                  $ 3,451,306
 20     Less sales charge ..........................................                                      155,306
                                                                                                        -----------
 25     Net amount applicable to Holders ...........................                    983.8805970   3,296,000
 70     Unrealized appreciation of investments......................                                      186,608
                                                                                                        -----------

 80     Net capital applicable to Holders ..........................                                  $ 3,482,608
                                                                                                        ===========


     4.   INCOME TAXES

     As of February 28, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $186,608, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,296,000 at February 28, 1999.

                                                      D - 10.


     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 30 (NORTH CAROLINA TRUST)

     PORTFOLIO
     As of February 28, 1999



                                               Rating                                            Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 The Charlotte-Mecklenburg Hosp. Auth.      AA      $   200,000     5.750 %      2012(6)   01/01/02     $   201,576 $   214,914
     NC, Hlth. Care Sys. Rev. Bonds,                         160853GM3                       @  102.000
     Ser. 1992
                                                            300,000     5.750        2012      01/01/02         302,364     319,842
                                                             160853HA8                       @  102.000

   2 North Carolina Med. Care Cmnty. Hosp.      AAA         500,000     5.500        2024      08/15/03         475,640     514,500
     Rev. Bonds (Alamane Hlth. Svc., Inc.                    6582023B0                       @  102.000
     Proj.), Ser. 1993 (FSA Ins.) (4)

   3 North Carolina Eastern Mun. Pwr. Agy.,     Baa1(m)     500,000     5.500        2021      01/01/03         472,795     498,700
     Pwr. Sys. Rev. Bonds, Rfdg. Ser. 1993 B                 658196PN4                       @  100.000

   4 North Carolina Med. Care Comm. Hosp.       AA          500,000     5.500        2015      05/01/02         493,670     512,395
     Rev. Rfdg. Bonds (Carolina Medicorp.                    658202S80                       @  102.000
     Proj.), Ser. 1992

   5 North Carolina Mun. Pwr. Agy. Number 1     A-          500,000     5.750        2015      01/01/03         493,835     514,175
     Catawba Elec. Rev. Bonds, Ser. 1992                     658203QT4                       @  100.000

   6 City of Concord, NC, Util. Sys. Rev.       AAA         500,000     5.750        2017(6)   12/01/02         508,465     545,310
     Bonds, Ser. 1993 (MBIA Ins.) (4)                        206461AQ8                       @  102.000

   7 Puerto Rico Hwy. and Trans. Auth., Hwy.    A           350,000     5.750        2018      07/01/02         347,655     362,772
     Rev. Rfdg. Bonds, Ser. 1992 V                           745181AY3                       @  100.000

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 3,350,000                                         $ 3,296,000 $ 3,482,608
                                                          =========                                           =========   =========

                                                                       See Notes to Portfolios on page D - 17.


                                                                 D - 11.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 30 (OHIO TRUST)

     STATEMENT OF CONDITION
     As of February 28, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
 20     at value (cost $ 3,025,885 )(Note 1).........                                                 $ 3,197,986
 36  Accrued interest ...............................                                                      47,077
 32  Cash - income ..................................                                                      13,771
 34  Cash - principal ...............................                                                       4,521
                                                                                                       -----------
 40    Total trust property .........................                                                   3,263,355

     LESS LIABILITIES:
 50  Income advance from Trustee.....................                                 $    22,261
143  Accrued Sponsors' fees .........................                                         194          22,455
                                                                                        -----------     -----------

     NET ASSETS, REPRESENTED BY:
 80  3,040 units of fractional undivided
 80     interest outstanding (Note 3)................                                   3,202,507

105  Undistributed net investment income ............                                      38,393     $ 3,240,900
                                                                                        -----------     ===========

130UNIT VALUE ($ 3,240,900 / 3,040 units )...........                                                 $  1,066.09
                                                                                                        ===========



                                                    See Notes to Financial Statements.



                                                      D - 12.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 30 (OHIO TRUST)

     STATEMENTS OF OPERATIONS

                                                                        Years Ended February 28,
                                                                        1999              1998              1997
                                                                        ----              ----              ----

     INVESTMENT INCOME:
 10  Interest income ........................                     $   178,104       $   189,706       $   191,461
 20  Trustee's fees and expenses ............                          (4,755)           (5,472)           (5,129)
 30  Sponsors' fees .........................                          (1,225)           (1,232)           (1,215)
                                                                    ------------------------------------------------
 40  Net investment income ..................                         172,124           183,002           185,117
                                                                    ------------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
 50    securities sold or redeemed ..........                           7,369             5,261
       Unrealized appreciation (depreciation)
 60    of investments .......................                          23,522           142,687           (21,086)
                                                                    ------------------------------------------------
       Net realized and unrealized
 70    gain (loss) on investments ...........                          30,891           147,948           (21,086)
                                                                    ------------------------------------------------

     NET INCREASE IN NET ASSETS
 80  RESULTING FROM OPERATIONS ..............                     $   203,015       $   330,950       $   164,031
                                                                    ================================================



                                         See Notes to Financial Statements.







                                                      D - 13.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 30 (OHIO TRUST)

     STATEMENTS OF CHANGES IN NET ASSETS


                                                                        Years Ended February 28,
                                                                        1999              1998              1997
                                                                        ----              ----              ----

     OPERATIONS:
 10  Net investment income ..................                     $   172,124       $   183,002       $   185,117
       Realized gain on
 20    securities sold or redeemed ..........                           7,369             5,261
       Unrealized appreciation (depreciation)
 30    of investments .......................                          23,522           142,687           (21,086)
                                                                    ------------------------------------------------
       Net increase in net assets
 40    resulting from operations ............                         203,015           330,950           164,031
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
 50  Income  ................................                        (172,285)         (183,123)         (185,156)
 60  Principal ..............................                          (3,172)           (3,912)
                                                                    ------------------------------------------------
 70  Total distributions ....................                        (175,457)         (187,035)         (185,156)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
 82  Redemption amounts - income ............                          (1,834)           (2,301)
 83  Redemption amounts - principal .........                        (164,033)         (194,316)
                                                                    ------------------------------------------------
 84  Total share transactions ...............                        (165,867)         (196,617)
                                                                    ------------------------------------------------

 90NET DECREASE IN NET ASSETS ...............                        (138,309)          (52,702)          (21,125)

100NET ASSETS AT BEGINNING OF YEAR ..........                       3,379,209         3,431,911         3,453,036
                                                                    ------------------------------------------------
110NET ASSETS AT END OF YEAR ................                     $ 3,240,900       $ 3,379,209       $ 3,431,911
                                                                    ================================================
     PER UNIT:
       Income distributions during
120    year .................................                     $     54.47       $     54.62       $     54.78
                                                                    ================================================
       Principal distributions during
130    year .................................                     $      1.03       $      1.17
                                                                    =====================================
       Net asset value at end of
140    year .................................                     $  1,066.09       $  1,057.66       $  1,015.36
                                                                    ================================================
     TRUST UNITS:
 83  Redeemed during year ...................                             155               185
150  Outstanding at end of year .............                           3,040             3,195             3,380
                                                                    ================================================

                                           See Notes to Financial Statements.
                                                      D - 14.

          DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES 30 (OHIO TRUST)

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL


  8     Original Units and Unit Cost at Date of Deposit ...........                        3,500       3,681,545
 10     Cost of 3,040 units at Date of Deposit .....................                                  $ 3,197,684
 20     Less sales charge ..........................................                                      143,884
                                                                                                        -----------
 25     Net amount applicable to Holders ...........................                  1,004.5401316   3,053,800
 31     Redemptions of units - net cost of 460 units redeemed
143       less redemption amounts (principal).......................                                      (17,039)
 40     Realized gain on securities sold or redeemed ...............                                        9,973
 50     Principal distributions ....................................                                      (16,328)
 70     Unrealized appreciation of investments......................                                      172,101
                                                                                                        -----------

 80     Net capital applicable to Holders ..........................                                  $ 3,202,507
                                                                                                        ===========

     4.   INCOME TAXES

     As of February 28, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $172,101, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,025,885 at February 28, 1999.

                                                      D - 15.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 30 (OHIO TRUST) (INSURED)

     PORTFOLIO
     As of February 28, 1999

                                             Rating of                            PE VER C.     Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (5)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 Ohio Wtr. Dev. Auth., State of Ohio,       AAA     $   500,000     5.500 %      2018      12/01/02     $   493,185 $   517,150
     Wtr. Dev. Rev. Rfdg. Bonds, Pure Wtr.                   6776582S4                       @  102.000
     Rfdg. and Imp. Ser. 1992 (AMBAC Ins.)

   2 The Franklin Cnty., OH, Conv. Fac.         AAA         410,000     5.850        2019      12/01/02         416,904     444,198
     Auth., Tax and Lease Rev. Anticipation                  353174BG9                       @  102.000
     Rfdg. Bonds, Ser. 1992 (MBIA Ins.)

   3 Cnty. of Clermont, OH, Hosp. Facilities    AAA         500,000     5.875        2015      01/01/03         507,375     528,420
     Rev. Rfdg. Bonds, (Mercy Hlth. Sys.),                   185705EX4                       @  102.000
     Ser. 1993 (MBIA Ins.)

   4 Crestview Local Sch. Dist., OH, Sch.       AAA         460,000     5.700        2015      12/01/03         464,094     485,700
     Fac. Imp. Bonds, (G.O. Unltd. Tax Bonds),               226327DR2                       @  102.000
     Ser. 1993 (AMBAC Ins.)

   5 City of Avon Lake, OH, Water Sys. Mtge.    AAA         455,000     5.400        2013      10/01/03         446,692     472,900
     Rev. Rfdg. Bonds, Ser. 1993 A                           054132AR6                       @  101.000
     (AMBAC Ins.)

   6 City of Hamilton, OH, Elec. Sys. Mtge.     AAA         195,000     6.000        2023      10/15/02         200,725     211,858
     Rev. Rfdg. Bonds, Ser. 1992 A                           40727FCU6                       @  102.000
     (Financial Guaranty Ins.)

   7 City of Warren, OH, G.O Limited            AAA         500,000     5.500        2013      11/15/03         496,910     537,760
     Tax Various Purpose Rfdg. Bonds,                        935460GG4                       @  102.000
     Ser. 1993 (AMBAC Ins.)
                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 3,020,000                                         $ 3,025,885 $ 3,197,986
                                                          =========                                           =========   =========

                                                                       See Notes to Portfolios on page D - 17.



                                                               D - 16.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 30 (GEORGIA, NORTH CAROLINA AND OHIO TRUSTS)

     NOTES TO PORTFOLIOS
     As of February 28, 1999

          (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

          (2)  See Notes to Financial Statements.

          (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on Holders of redemptions and related distributions is described under "Taxes" in this Prospectus, Part B.

          (4)  Insured by the indicated municipal bond insurance company.

          (5) All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned "AAA" ratings to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in this Trust. See "Risk Factors - Bonds Backed by Letters of Credit or Insurance" in this Prospectus, Part B.

          (6) Bonds with an aggregate face amount of $ 235,000 of the Georgia Trust and $ 700,000 of the North Carolina Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

                                         D - 17.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--30
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         33-49353) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      14470--6/99

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Post-Effective Amendment No. 4 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Insured Series--207, 1933 Act File
         No. 33-54037).

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--30

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--30, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 26TH DAY OF MAY, 1999.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593


      HERBERT M. ALLISON, JR.
      GEORGE A. SCHIEREN
      JOHN L. STEFFENS
      By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              333-63417 and
                                                              333-63033


      MICHAEL A. CARPENTER
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073


      MARGO N. ALEXANDER
      TERRY L. ATKINSON
      BRIAN M. BAREFOOT
      STEVEN P. BAUM
      MICHAEL CULP
      REGINA A. DOLAN
      JOSEPH J. GRANO, JR.
      EDWARD M. KERSCHNER
      JAMES P. MacGILVRAY
      DONALD B. MARRON
      ROBERT H. SILVER
      MARK B. SUTTON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)